Annual Total Returns	Sep. 30, 2023
Prospectus #1 | Calvert Global Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Global Equity Fund | Class A
Bar Chart Table:
2016	(0.48%)
2017	20.85%
2018	(7.80%)
2019	31.77%
2020	13.88%
2021	24.90%
2022	(18.72%)
2023	22.17%
Prospectus #1 | Calvert Global Small-Cap Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Global Small-Cap Equity Fund | Class A
Bar Chart Table:
2014	4.79%
2015	(7.06%)
2016	7.95%
2017	23.19%
2018	(9.27%)
2019	28.44%
2020	14.29%
2021	16.87%
2022	(21.25%)
2023	14.15%
Prospectus #2 | Calvert Floating-Rate Advantage Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Calvert Floating-Rate Advantage Fund | Class A
Bar Chart Table:
2018	(1.46%)
2019	9.10%
2020	0.42%
2021	4.08%
2022	(3.52%)
2023	13.46%